INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
In thousands	Unaudited June 30, 2022	December 31, 2021
Raw materials and supplies	$21	$456
Work in process	437	76
Finished goods	718	658
Total inventories	$1,176	$1,190

	December 31, 2021	December 31, 2020
	In thousands
Raw materials and supplies	$456	$38
Work in process	76	11
Finished goods	658	55
Total inventories	$1,190	$104